TRADE RECEIVABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	34	35
Other taxes	0	0
Contract assets	31	16
Prepaid expenses	1	1
Other	8	8
Total other receivables	74	60
Total trade receivables and other	74	60
Current
Trade receivables	386	393
Income tax receivables	9	22
Other taxes	17	35
Contract assets	1	2
Prepaid expenses	20	8
Other	18	14
Total other receivables	65	81
Total trade receivables and other	451	474
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	389	395
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (3)	€ (2)